Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	As of December 31,

	2023	2024
	RMB	RMB

Interest receivable	233,280	347,861
Deposits with third-party payment channels (i)	245,052	269,960
Corporate lending receivable (ii)	—	255,403
Input VAT (iii)	94,063	119,126
Advance to suppliers (iv)	78,118	50,589
Deferred platform commission cost	30,539	30,718
Prepaid service fee and issuance fee	17,004	11,200
Others	25,308	19,315

	723,364	1,104,172

(i)
Deposits with third-party payment channels are mainly the cash deposited in certain third-party payment channels by the Group for the broadcasters and the gift recipients who received the virtual items in the value-added service to withdraw their Revenue Sharing and the customer payment to the Group’s account through the third-party payment channels.

(ii)
Corporate lending receivable was loans provided to a third-party entity during the year ended December 31, 2024. The annual interest rate is from 8.5% to 10.5%. The repayments were guaranteed by two individuals and shall be executed on the first anniversary of the loan origination unless otherwise agreed by the Group and the
borrower.

(iii)
Input VAT mainly occurred from the purchasing of goods or other services, property and equipment and advertising activities. It is subject to verification by related tax authorities before offsetting the VAT output.

(iv)	Advance to suppliers were primarily for advertising fees and related service fees.